Annual Fund Operating Expenses	Feb. 29, 2024
Schwab Fundamental U.S. Broad Market Index ETF | Schwab Fundamental U.S. Broad Market Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental U.S. Large Company Index ETF | Schwab Fundamental U.S. Large Company Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Large Company Index ETF | Schwab Fundamental International Large Company Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Small Company Index ETF | Schwab Fundamental International Small Company Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%